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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Morningstar Investment Services, Inc.
                 -------------------------------------
   Address:      22 West Washington Street
                 -------------------------------------
                 Chicago, IL  60602
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Scott Schilling
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (312) 696-6168
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ D. Scott Schilling            Chicago, IL       May 4, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 114
                                        --------------------

Form 13F Information Table Value Total: $203,558
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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Form 13F Information Table

                                                           Value   Share   Share/   Put/ Investment  Other      Voting Authority
      Name of Issuer           Title of Class    CUSIP   (x$1000)  Amount Principal Call Discretion Managers   Sole   Shared  None
AGL Res Inc.                         COM       001204106      321   8,317    SH             Sole               8,317
Abbott Labs                          COM       002824100    1,109  21,047    SH             Sole              21,047
Allstate Corp                        COM       020002101      225   6,961    SH             Sole               6,961
Altria Group Inc.                    COM       02209S103      658  32,080    SH             Sole              32,080
American Express Co                  COM       025816109      791  19,165    SH             Sole              19,165
AmeriGas Partners L P            UNIT LP INT   030975106      296   7,390    SH             Sole               7,390
Amgen Inc                            COM       031162100      481   8,033    SH             Sole               8,033
Apollo Group Inc                    CL A       037604105    2,051  33,459    SH             Sole              33,459
Applied Matls Inc                    COM       038222105    2,174 161,433    SH             Sole             161,433
Autodesk Inc.                        COM       052769106      347  11,804    SH             Sole              11,804
Automatic Data Processing In         COM       053015103      739  16,615    SH             Sole              16,615
Avon Prods Inc.                      COM       054303102      206   6,077    SH             Sole               6,077
BB&T Corp                            COM       054937107    1,412  43,741    SH             Sole              43,741
Baxter Intl Inc                      COM       071813109    1,580  27,146    SH             Sole              27,146
Becton, Dickinson & Co               COM       075887109      276   3,515    SH             Sole               3,515
Bemis Inc                            COM       081437105      496  17,256    SH             Sole              17,256
Berkshire Hathaway Inc DEL          CL B       084670207    2,679  32,400    SH             Sole              32,400
Boston Scientific Corp               COM       101137107       88  11,936    SH             Sole              11,936
CVS Caremark Corporation             COM       126650100      748  20,457    SH             Sole              20,457
Cardinal Health Inc                  COM       14149Y108      501  13,893    SH             Sole              13,893
CarMax Inc                           COM       143130102      598  23,783    SH             Sole              23,783
CEMEX SAB DE CV                 SPON ADR NEW   151290889      217  21,220    SH             Sole              21,220
Cisco Sys Inc                        COM       17275R102      214   8,215    SH             Sole               8,215
Cintas Corp                          COM       172908105      475  16,895    SH             Sole              16,895
City Natl Corp                       COM       178566105      292   5,415    SH             Sole               5,415
Clorox Co DEL                        COM       189054109      741  11,554    SH             Sole              11,554
Coca Cola Co                         COM       191216100      224   4,070    SH             Sole               4,070
Comcast Corp NEW                    CL A       20030N101      618  32,812    SH             Sole              32,812
Compass Minerals Intl Inc            COM       20451N101    2,616  32,658    SH             Sole              32,658
Diageo PLC                      SPON ADR NEW   25243Q205    1,788  26,500    SH             Sole              26,500
Disney Walt Co                   COM DISNEY    254687106    1,079  30,972    SH             Sole              30,972
Discover Finl Svcs                   COM       254709108      713  47,858    SH             Sole              47,858
eBay Inc                             COM       278642103      430  15,944    SH             Sole              15,944
Energy Transfer Prtnrs L P     UNIT LTD PARTN  29273R109      282   6,020    SH             Sole               6,020
Enterprise GP Hldgs L P          UNIT LP INT   293716106      283   6,594    SH             Sole               6,594
Exelon Corp                          COM       30161N101    2,468  56,324    SH             Sole              56,324
Exxon Mobil Corp                     COM       30231G102    2,505  37,377    SH             Sole              37,377
Fastenal Co                          COM       311900104      546  11,575    SH             Sole              11,575
First Amern Corp Calif               COM       318522307      762  22,527    SH             Sole              22,527
First Potomac Rlty TR                COM       33610F109      548  36,432    SH             Sole              36,432

France Telecom                  Sponsored ADR  35177Q105      959  39,909    SH             Sole              39,909
Gallagher Arthur J & Co              COM       363576109      751  30,587    SH             Sole              30,587
General Dynamics Corp                COM       369550108      619   8,016    SH             Sole               8,016
General Electric Co                  COM       369604103    1,397  76,769    SH             Sole              76,769
Genuine Parts Co                     COM       372460105      318   7,525    SH             Sole               7,525
Genzyme Corp                         COM       372917104      371   7,161    SH             Sole               7,161
Graco Incorporated                   COM       384109104      214   6,679    SH             Sole               6,679
Health Care REIT Inc                 COM       42217K106      370   8,186    SH             Sole               8,186
Hewlett Packard Co                   COM       428236103      477   8,966    SH             Sole               8,966
Home Depot Inc                       COM       437076102      392  12,223    SH             Sole              12,223
Intel Corp                           COM       458140100      209   9,375    SH             Sole               9,375
International Speedway Corp         CL A       460335201    1,923  74,595    SH             Sole              74,595
iShares TR                     IBOXX INV CPBD  464287242    5,355  50,624    SH             Sole              50,624
iShares TR                      HIGH YLD CORP  464288513    4,643  52,534    SH             Sole              52,534
iShares TR                    BARCLYS 1-3YR CR 464288646   14,063 134,458    SH             Sole             134,458
JPMorgan Chase & Co.                 COM       46625H100      501  11,196    SH             Sole              11,196
Johnson & Johnson                    COM       478160104    2,708  41,549    SH             Sole              41,549
KLA-Tencor Corp                      COM       482480100      668  21,585    SH             Sole              21,585
Kimberly Clark Corp                  COM       494368103      614   9,766    SH             Sole               9,766
Kinder Morgan Energy Partner   UT LTD PARTNER  494550106      496   7,579    SH             Sole               7,579
Kinder Morgan Management LLC         SHS       49455U100      641  11,072    SH             Sole              11,072
Lilly Eli & Co                       COM       532457108      211   5,825    SH             Sole               5,825
Lowes Cos Inc                        COM       548661107    2,671 110,463    SH             Sole             110,463
Magellan Midstream Prtnrs LP   COM UNIT RP LP  559080106    1,131  23,798    SH             Sole              23,798
Marsh & McLennan Cos Inc             COM       571748102      485  19,866    SH             Sole              19,866
MasterCard Inc                      CL A       57636Q104      615   2,423    SH             Sole               2,423
Maxim Integrated Prods Inc           COM       57772K101      666  34,332    SH             Sole              34,332
Microsoft Corp                       COM       594918104    1,458  49,788    SH             Sole              49,788
Molson Coors Brewing Co             CL B       60871R209      427  10,149    SH             Sole              10,149
Monsanto Co New                      COM       61166W101    1,390  19,460    SH             Sole              19,460
National Grid PLC               SPON ADR NEW   636274300      386   7,911    SH             Sole               7,911
Novartis A G                    SPONSORED ADR  66987V109    2,533  46,798    SH             Sole              46,798
Nstar                                COM       67019E107      834  23,540    SH             Sole              23,540
Nustar Energy LP                  UNIT COM     67058H102      207   3,417    SH             Sole               3,417
Paychex Inc                          COM       704326107    1,823  59,341    SH             Sole              59,341
Pepsico Inc                          COM       713448108    1,431  21,659    SH             Sole              21,659
Pfizer Inc                           COM       717081103      831  48,408    SH             Sole              48,408
PIMCO ETR TR                   1-5 US TIP IDX  72201R205    4,825  93,518    SH             Sole              93,518
Powershares Global ETF Trust   SOVEREIGN DEBT  73936T573    4,394 167,696    SH             Sole             167,696
Procter & Gamble Co                  COM       742718109    2,064  32,621    SH             Sole              32,621
Range Res Corp                       COM       75281A109      232   4,950    SH             Sole               4,950
Realty Income Corp                   COM       756109104    1,025  33,387    SH             Sole              33,387
St Joe Co                            COM       790148100      210   6,506    SH             Sole               6,506
Select Sector SPDR TR          SBI HEALTHCARE  81369Y209    5,451 169,642    SH             Sole             169,642
Select Sector SPDR TR          SBI CONS STPLS  81369Y308    4,909 175,746    SH             Sole             175,746
Spectra Energy Corp                  COM       847560109      493  21,955    SH             Sole              21,955

Stryker Corp                         COM       863667101    1,574  27,584    SH             Sole              27,584
Sysco Corp                           COM       871829107    1,255  42,595    SH             Sole              42,595
Tenneco Inc                          COM       880349105    1,029  43,500    SH             Sole              43,500
3M Co                                COM       88579Y101    1,787  21,414    SH             Sole              21,414
TransCanada Corp                     COM       89353D107      458  12,447    SH             Sole              12,447
US Bancorp Del                     COM NEW     902973304    1,182  45,723    SH             Sole              45,723
United Parcel Service Inc           CL B       911312106      541   8,401    SH             Sole               8,401
Vanguard Specialized Portfol     DIV APP ETF   921908844    7,013 143,622    SH             Sole             143,622
Vanguard Bd Index Fd Inc       SHORT TRM BOND  921937827    2,684  33,547    SH             Sole              33,547
Vanguard Bd Index Fd Inc       TOTAL BND MRKT  921937835   12,276 155,005    SH             Sole             155,005
Vanguard Tax-Managed Fd        EUROPE PAC ETF  921943858   14,704 424,717    SH             Sole             424,717
Vanguard Intl Equity Index F     EMR MKT ETF   922042858    3,401  80,686    SH             Sole              80,686
Vanguard World Fds               ENERGY ETF    92204A306    6,280  74,751    SH             Sole              74,751
Vanguard World Fds              INF TECH ETF   92204A702    5,441  96,850    SH             Sole              96,850
Vanguard Index Fds              SMALL CP ETF   922908751    2,887  45,837    SH             Sole              45,837
Vanguard Index Fds               STK MRK ETF   922908769   21,232 356,307    SH             Sole             356,307
Vimicro Intl Corp                    ADR       92718N109       49  10,683    SH             Sole              10,683
Vulcan Matls Co                      COM       929160109      517  10,948    SH             Sole              10,948
Wal Mart Stores Inc                  COM       931142103      609  10,957    SH             Sole              10,957
Walgreen Co                          COM       931422109      269   7,240    SH             Sole               7,240
Waste Mgmt Inc Del                   COM       94106L109      253   7,359    SH             Sole               7,359
Weight Watchers Intl Inc. NEW        COM       948626106      418  16,390    SH             Sole              16,390
WellPoint Inc                        COM       94973V107      376   5,845    SH             Sole               5,845
Wells Fargo Co NEW                   COM       949746101      408  13,116    SH             Sole              13,116
Westar Energy Inc                    COM       95709T100      474  21,242    SH             Sole              21,242
Western Un Co                        COM       959802109    1,083  63,723    SH             Sole              63,723
Wilmington Trust Corp                COM       971807102      441  26,611    SH             Sole              26,611
Wisdomtree Trust               DRYFS CURR ETF  97717W133    1,949  87,702    SH             Sole              87,702